Report of Votes of Stockholders

The Annual Meeting of Stockholders was held on October 29, 2020. Stockholders voted to elect four Class III Directors to serve until the Annual Meeting of Stockholders in 2023, or until their successors are elected and qualified. Class I Directors

(which include Marc Gary, Michael M. Knetter and Peter P. Trapp (preferred stock only)) and the Class II Directors (which include Michael J. Cosgrove, Deborah C. McLean, George W. Morriss (preferred stock only) and Tom D. Seip) continue to hold office until the Annual Meeting in 2021 and 2022, respectively.

To elect four Class III Directors to serve until the Annual Meeting of Stockholders in 2023 or until their successors are elected and qualified.

CALIFORNIA

Shares of Common and Preferred Stock Votes For

Votes

Withheld Abstentions

Broker

Non-Votes

Joseph V. Amato 4,203,980 514,344 — —

Martha C. Goss 4,195,642 522,682 — —

James G. Stavridis 4,203,980 514,344 — —

Candace L. Straight 4,204,568 513,756 — —

MUNICIPAL

Shares of Common and Preferred Stock Votes For

Votes

Withheld Abstentions

Broker

Non-Votes

Joseph V. Amato 13,730,541 340,219 — —

Martha C. Goss 13,664,408 406,352 — —

James G. Stavridis 13,725,591 345,169 — —

Candace L. Straight 13,536,169 534,591 — —

NEW YORK

Shares of Common and Preferred Stock Votes For

Votes

Withheld Abstentions

Broker

Non-Votes

Joseph V. Amato 3,697,839 554,667 — —

Martha C. Goss 3,646,518 605,988 — —

James G. Stavridis 3,693,794 558,712 — —

Candace L. Straight 3,646,184 606,322 — —

Information Classification: Limited Access